Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2015
Basis of presenting financial statements

(a) Basis of presenting financial statements

The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, use of the straight-line method of depreciation for operating lease equipment, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and intangible assets resulting from business combinations, accounting for pension plans, accounting for changes in a parent’s ownership interest in its subsidiary, accounting for securitization of financial assets, reflection of the income tax effect on such adjustments and reclassification of discontinued operations, and the presentation of the noncontrolling interests.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The Effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810 (“Consolidation”).

A lag period of up to three months is used for recognizing the results of certain subsidiaries and affiliates. During fiscal 2015, the Company has eliminated a three-month lag in accounting period with respect to DAIKYO. For information on the effect of the elimination of the accounting period gap between DAIKYO and ORIX, see “(ah) Elimination of a lag period”.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. The Company makes estimates and assumptions to the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 2), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (e)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (f)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (g)), the determination of impairment of long-lived assets (see (h)), the recognition and measurement of impairment of investment in securities (see (i)), the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions (see (j)), the assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (l)), the recognition and measurement of benefit obligation and net periodic pension cost (see (m)) and the recognition and measurement of impairment of goodwill and intangible assets that have indefinite useful lives (see (w)).

Foreign currencies translation

(d) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

Recognition of revenues

(e) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectability is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Finance Revenues—Finance revenues mainly include revenues for direct financing leases and installment loans. The policies applied to direct financing leases and installment loans are described hereinafter.

(1) Revenues from direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on market values of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Revenues from installment loans

Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, net of origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

(3) Non-accrual policy

In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return non-accrual loans and lease receivables to accrual status when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

Gains on investment securities and dividends—Gains on investment securities are recorded on a trade date basis. Dividends are recorded when right to receive dividends established.

Operating leases—Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. The estimated average useful lives of principal operating lease assets classified as transportation equipment is 9 years, measuring and information-related equipment is 4 years, real estate (other than land) is 31 years and other is 5 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets are included in operating lease revenues.

Estimates of residual values are based on market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Sales of goods and real estate—

(1) Sales of goods

The Company and its certain subsidiaries sell to their customers various types of goods, including precious metals and jewels, glass-wool insulation for housing and building and aftermarket parts and accessories for vehicles. Revenues from such sales of goods are recognized when persuasive evidence of an arrangement exists, delivery has occurred, and collectability is reasonably assured. Delivery is considered to have occurred when the customer has taken title to the goods and assumed the risks and rewards of ownership. Revenues are recognized net of estimated sales returns and incentives.

(2) Real estate sales

Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

Services income—Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered to the customer, the transaction price is fixed or determinable and collectability is reasonably assured. The policies applied for asset management, servicing and automobile maintenance services are described hereinafter.

(1) Revenues from asset management and servicing

The Company and its subsidiaries provide to our customers investment management services for investments in financial assets, and asset management as well as maintenance and administrative services for investments in real estate properties. The Company and its subsidiaries also perform servicing on behalf of our customers. The Company and its subsidiaries receive fees for those services from our customers.

Revenues from asset management and servicing primarily include management fees, servicing fees, and performance fees. Management and servicing fees are recognized when transactions occur or services are rendered and the amounts are fixed or determinable and collectability of which is reasonably assured. Management fees are calculated based on the predetermined percentages of the market value of the assets under management or net assets of the investment funds in accordance with contracts. Certain subsidiaries recognize revenues from performance fees when earned based on the performance of the asset under management while other subsidiaries recognize revenues from performance fees on an accrual basis over the period in which services are performed. Performance fees are calculated based on the predetermined percentages on the performance of the assets under management in accordance with the contracts.

(2) Revenues from automobile maintenance services

The Company and its subsidiaries provide automobile maintenance services to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred.

Insurance and reinsurance transactions

(f) Insurance and reinsurance transactions

Premium income from life insurance policies, net of premiums on reinsurance ceded, is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities and policy account balances for future policy benefits are measured using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, medical insurance and individual annuity insurance contracts. For policies other than individual annuity insurance contracts, computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. Certain life insurance subsidiaries continually evaluate the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative and use the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.

The insurance contracts sold by one of the life insurance subsidiaries consist of variable annuity, variable life and fixed annuity insurance contracts. The subsidiary manages investment assets on behalf of variable annuity and variable life policyholders, which consist of equity securities and are included in investments in securities in the consolidated balance sheets. These investment assets are measured at fair value with realized and unrealized gains or losses recognized in life insurance premiums and related investment income in the consolidated statements of income. The subsidiary elected the fair value option for the entire variable annuity and variable life insurance contracts in accordance with ASC 825 (“Financial Instruments”) and changes in the fair value are recognized in life insurance costs.

The subsidiary provides minimum guarantees to its variable annuity and variable life policyholders where it is exposed to the risk of compensating losses incurred by the policyholders to the extent required by the contracts. To avoid the risk, a portion of the minimum guarantee risk related to variable annuity and variable life insurance contracts is ceded to the reinsurance companies and the remaining risk is economically hedged by entering into derivative contracts (See Note 27 “Derivative financial instruments and hedging”). The reinsurance contracts do not relieve the subsidiary from the obligation as the primary obligor to compensate certain losses incurred by the policyholders, and the default of the reinsurance companies may impose additional losses on the subsidiary. The subsidiary has elected the fair value option under ASC 825 (“Financial Instruments”) for certain reinsurance recoverables relating to variable annuity and variable life insurance contracts, which is included in other assets in the consolidated balance sheets.

Policy liabilities and policy account balances for fixed annuity insurance contracts are measured based on the accumulation of account deposits plus interest based on expected rate and fair value adjustments relating to the acquisition of a subsidiary, less withdrawals, expenses and other charges. The credited interest is recorded in life insurance costs in the consolidated statements of income.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs related directly to the successful acquisition of new or renewal insurance contracts, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs consist primarily of first-year commissions, except for recurring policy maintenance costs and certain variable costs and expenses for underwriting policies.

Allowance for doubtful receivables on direct financing leases and probable loan losses

(g) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the appropriateness of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360 (“Property, Plant, and Equipment”). Under ASC 360, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other property under facility operations, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or their own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques, such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment in securities

(i) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes, except investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option under ASC 825 (“Financial Instruments”).

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the Company’s share, except investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option under ASC 825 (“Financial Instruments”).

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on the issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within six months.

For debt securities, where the fair value is less than the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met. When the Company and its subsidiaries deem a debt security to be other-than-temporarily impaired, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value of the debt securities in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. However, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, when the Company and its subsidiaries determine the decline in value is other than temporary, the Company and its subsidiaries reduce the carrying value of the security to the fair value and charge against income losses related to these other securities in situations.

Income taxes

(j) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss carryforward, or similar tax loss or tax credit carryforward, rather than as a liability. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

The Company and certain subsidiaries have elected to file a consolidated tax return for National Corporation tax purposes.

Securitized assets

(k) Securitized assets

The Company and its subsidiaries have securitized and sold to investors various financial assets such as lease receivables and loan receivables. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts or SPEs that issue asset-backed beneficial interests and securities to the investors.

In accordance with ASC 860 (“Transfers and Servicing”) and ASC 810 (“Consolidation”), trusts or SPEs used in securitization transactions are consolidated if the Company and its subsidiaries are the primary beneficiary of the trusts or SPEs, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as lease receivables or loan receivable, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. When the Company and its subsidiaries have transferred financial assets to a transferee that is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivative financial instruments

(l) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”), and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against changes in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of derivatives that are held for trading purposes or held for the purpose of economic hedges, and the ineffective portion of changes in fair value of derivatives that qualify as a hedge, are recorded in earnings.

For all hedging relationships that are designated and qualified as hedging, at inception the Company and its subsidiaries formally document the details of the hedging relationship and the hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualified for hedge accounting.

Pension plans

(m) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods, with assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Stock-based compensation

(n) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

Stock splits

(o) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of March 31, 2015 would have increased by approximately ¥24,674 million, with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. Stock splits on May 19, 2000 and April 1, 2013 were excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

Cash and cash equivalents	(p) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Restricted cash

(q) Restricted cash

Restricted cash consists of trust accounts under securitization programs and real estate, deposits related to servicing agreements, deposits collected on the underlying assets and applied to non-recourse loans and others.

Property under facility operations

(r) Property under facility operations

Property under facility operations consist primarily of operating facilities (including golf courses, hotels and training facilities and senior housing) and environmental assets (including mega solar), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2013, 2014 and 2015 were ¥8,072 million, ¥12,268 million and ¥13,239 million, respectively. Accumulated depreciation was ¥53,332 million and ¥60,999 million as of March 31, 2014 and 2015, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for land improvement and up to 30 years for others.

Trade notes, accounts and other receivable

(s) Trade notes, accounts and other receivable

Trade notes, accounts and other receivable primarily include accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets and payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts.

Inventories

(t) Inventories

Inventories consist primarily of residential condominiums under development, completed residential condominiums (including those waiting to be delivered to buyers under the contract for sale), and merchandise for sale. Residential condominiums under development are carried at cost less any impairment losses, and completed residential condominiums and merchandises for sale are stated at the lower of cost or fair value less cost to sell. The cost of inventories that are unique and not interchangeable is determined on the specific identification method and the cost of other inventories is principally determined on the average cost method. As of March 31, 2014 and 2015, residential condominiums under development were ¥83,608 million and ¥97,320 million, respectively, and completed residential condominiums and merchandises for sale were ¥22,423 million and ¥68,220 million, respectively.

Certain subsidiaries recorded ¥3,377 million, ¥5,650 million and ¥5,241 million of write-downs principally on residential condominiums under development for fiscal 2013, 2014 and 2015, respectively, resulting from an increase in development costs and/or a decrease in expected sales price. These write-downs were principally recorded in costs of goods and real estate sold and mainly included in the Real Estate segment.

Office facilities

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2013, 2014 and 2015 were ¥2,994 million, ¥3,524 million and ¥4,711 million, respectively. Accumulated depreciation was ¥39,777 million and ¥44,443 million as of March 31, 2014 and 2015, respectively. Estimated useful lives range up to 62 years for buildings and fixtures and up to 20 years for machinery and equipment.

Other assets

(v) Other assets

Other assets consist primarily of the excess of purchase price over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), reinsurance recoverables in relation to reinsurance contracts (see (f)), deferred insurance policy acquisition costs which are amortized over the contract periods (see (f)), leasehold deposits, advance payments made in relation to purchases of assets to be leased and construction of real estate for operating lease, prepaid benefit cost, derivative assets and deferred tax assets.

Goodwill and other intangible assets

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles”).

ASC 805 requires that all business combinations be accounted for using the acquisition method. It also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion. Goodwill is measured as an excess of the aggregate of consideration transferred and the fair value of noncontrolling interests over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed in the business combination measured at fair value. The Company and its subsidiaries would recognize a bargain purchase gain when the amount of recognized net assets exceeds the sum of consideration transferred and the fair value of noncontrolling interests. In a business combination achieved in stages, the Company and its subsidiaries remeasure their previously held equity interest at the acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. Additionally, if events or changes in circumstances indicate that the asset might be impaired, the Company and its subsidiaries test for impairment when such events or changes occur.

The Company and its subsidiaries may perform a qualitative assessment to determine whether to calculate the fair value of a reporting unit under the first step of the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the two-step impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, then the Company and/or subsidiaries perform the second step of the goodwill impairment test by comparing the fair value of goodwill with its carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments. The Company and its subsidiaries perform the qualitative assessment for some goodwill but bypass the qualitative assessment and proceed directly to the first step of the two-step impairment test for other goodwill.

The Company and its subsidiaries may perform a qualitative assessment to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, the Company and/or subsidiaries conclude that it is not more likely than not that the indefinite-lived asset is impaired, then the Company and/or subsidiaries do not perform the quantitative impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries perform the qualitative assessment for some indefinite-lived intangible assets but bypass the qualitative assessment and perform the quantitative assessment for other indefinite-lived intangible assets.

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360 (“Property, Plant, and Equipment”).

Trade notes, accounts and other payable

(x) Trade notes, accounts and other payable

Trade notes, accounts and other payable include primarily accounts payable in relation to purchase of assets to be leased and other assets and deposits received for withholding income tax.

Other Liabilities

(y) Other Liabilities

Other liabilities include primarily interest, bonus accrued expense and accrued benefit liability, advances received from lessees in relation to lease contracts, deposit received from real estate transaction and derivative payable.

Capitalization of interest costs

(z) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs of ¥1,707 million, ¥1,037 million and ¥1,369 million in fiscal 2013, 2014 and 2015, respectively, related to specific long-term development projects.

Advertising

(aa) Advertising

The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2013, 2014 and 2015 were ¥11,579 million, ¥15,270 million and ¥20,329 million, respectively.

Discontinued operations

(ab) Discontinued operations

In April 2014, Accounting Standards Update 2014-08 (“Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”—ASC 205 (“Presentation of Financial Statements”) and ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update requires an entity to report a disposal or a classification as held for sale of a component of an entity or a group of components of an entity in discontinued operations if it represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company and its subsidiaries early adopted this Update on April 1, 2014. In accordance with this Update, the Company and its subsidiaries report a disposal of a component or a group of components of the Company and its subsidiaries in discontinued operations if the disposal represents a strategic shift which has (or will have) a major effect on the Company and its subsidiaries’ operations and financial results when the component or group of components is disposed by sale or classified as held for sale on or after April 1, 2014.

During fiscal 2014, the Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) prior to the early adoption of the update. Under ASC 205-20 prior to the early adoption of the update, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flow and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income and consolidated statements of cash flows. During fiscal 2014, where the Company and its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as operating leases, whereas if the Company and its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Accounting Standards Update 2014-08 does not apply to a disposal or a classification as held for sale of a component or a group of components of the Company and its subsidiaries which have previously been reported in the financial statements. Accordingly, during fiscal 2015, the Company and its subsidiaries continue to report gains on sales and the results of operations of subsidiaries and business units, which was classified as held for sale at March 31, 2014, as income from discontinued operations in the accompanying consolidated statements of income in accordance with ASC 205-20 prior to the early adoption of the update.

Earnings per share

(ac) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation shareholders from continuing operations and net income attributable to ORIX Corporation shareholders by the weighted average number of shares of outstanding common stock in each period and diluted earnings per share, which reflects the potential dilution that could occur if securities or other contracts issuing common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retrospectively. For discussion stock splits, see Note 26 (“Per Share Data”).

Additional acquisition and partial sale of the parent's ownership interest in subsidiaries

(ad) Additional acquisition and partial sale of the parent’s ownership interest in subsidiaries

Additional acquisition of the parent’s ownership interest in subsidiaries and partial sale of such interest where the parent continues to retain control of the subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Redeemable noncontrolling interests

(ae) Redeemable noncontrolling interests

Noncontrolling interests in certain subsidiaries are redeemable preferred shares which are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between liabilities and equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

Issuance of stock by an affiliate

(af) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

New accounting pronouncements

(ag) New accounting pronouncements

In February 2013, Accounting Standards Update 2013-04 (“Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date”—ASC 405 (“Liabilities”)) was issued. This Update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The Company and its subsidiaries adopted this Update on April 1, 2014. The adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In March 2013, Accounting Standards Update 2013-05 (“Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”—ASC 830 (“Foreign Currency Matters”)) was issued. This Update requires that when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity, the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This Update continues to require an entity to release a pro rata portion of the cumulative translation adjustment into net income upon a partial sale of an equity method investment that is a foreign entity. This Update requires an acquirer to release any related cumulative translation adjustment into net income when the acquirer obtains a controlling financial interest in a foreign entity that was previously an equity method affiliate in a business combination achieved in stages. The Company and its subsidiaries adopted this Update on April 1, 2014. The adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In April 2013, Accounting Standards Update 2013-07 (“Liquidation Basis of Accounting”—ASC 205 (“Presentation of Financial Statements”)) was issued. This Update requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent and provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The Company and its subsidiaries adopted this Update on April 1, 2014. The adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2013, Accounting Standards Update 2013-08 (“Amendments to the Scope, Measurement, and Disclosure Requirements”—ASC 946 (“Financial Services—Investment Companies”)) was issued. This Update changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. This Update requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. This Update requires an investment company to disclose the additional information about a change of entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. The Company and its subsidiaries adopted this Update on April 1, 2014. The adoption had no material effect on the Company and its subsidiaries’ results of operations or financial position.

In July 2013, Accounting Standards Update 2013-11 (“Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”—ASC 740 (“Income Taxes”)) was issued. This Update requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss carryforward, or similar tax loss or tax credit carryforward, rather than as a liability, with certain exceptions. The Company and its subsidiaries adopted this Update on April 1, 2014. The adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In January 2014, Accounting Standards Update 2014-04 (“Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure”—ASC 310-40 (“Receivables—Troubled Debt Restructurings by Creditors”)) was issued. This Update clarifies when a creditor is considered to have received physical possession resulting from an in substance repossession or foreclosure of residential real estate property collateralizing a consumer mortgage loan. Additionally, this Update requires an entity to disclose the amount of foreclosed residential real estate property and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. This Update is effective for fiscal years, and interim periods within those annual periods beginning after December 15, 2014. The amendments should be applied on either a prospective basis or a modified retrospective basis. Early adoption is permitted. The adoption is not expected to have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In April 2014, Accounting Standards Update 2014-08 (“Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”—ASC 205 (“Presentation of Financial Statements”) and ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update requires an entity to report a disposal (or a classification as held for sale) of a component of an entity or a group of components of an entity in discontinued operations if it represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. This Update requires an entity to present, for each comparative period, the assets and liabilities of discontinued operations separately in the asset and liability sections, respectively, of the statement of financial position. Furthermore, this Update requires additional disclosures about discontinued operations and a disposal of an individually significant component that does not qualify for discontinued operations. The Company and its subsidiaries early adopted this Update on April 1, 2014. The adoption had no material effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2014, Accounting Standards Update 2014-09 (“Revenue from Contracts with Customers”—ASC 606 (“Revenue from Contracts with Customers”)) was issued. The core principle of this Update is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply a five-step model to determine when to recognize revenue, and in what amount. The five steps to apply the model are:

•	Identify the contract(s) with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when (or as) the entity satisfies a performance obligation

This Update requires an entity to disclose more information about contracts with customers than under the current disclosure requirements. The Update is effective for fiscal years, and interim periods within those years beginning after December 15, 2016. Early adoption is prohibited. An entity should apply the amendments in this Update using either a retrospective method or a cumulative-effect method. The entity using the retrospective method may elect some optional expedients to simplify a full retrospective basis. The entity using the cumulative-effect method would recognize the cumulative effect of initially applying this Update as an adjustment to the opening balance of retained earnings or net assets at the date of initial application. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations or financial position.

In June 2014, Accounting Standards Update 2014-11 (“Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”—ASC 860 (“Transfers and Servicing”)) was issued. This Update requires an entity to account for repurchase-to-maturity transactions as secured borrowings. This Update eliminates the guidance on repurchase financing transactions in ASC 860-10-40-42 through 40-47 and requires the transferor and transferee to symmetrically account for the initial transfer of the financial asset as a sale (provided that derecognition conditions are met) and purchase, respectively. Additionally, this Update requires new disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers accounted for as secured borrowings. This Update is effective for fiscal years or interim periods beginning after December 15, 2014. Early adoption is prohibited. The Company and its subsidiaries adopted this Update on January 1, 2015. The adoption had no material effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2014, Accounting Standards Update 2014-12 (“Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period”—ASC 718 (“Compensation—Stock Compensation”)) was issued. This Update requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. This Update is effective for fiscal years, and interim periods within those annual periods beginning after December 15, 2015. The amendments in this Update should be applied on either a prospective basis or a modified retrospective basis. Early adoption is permitted. The adoption is not expected to have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In August 2014, Accounting Standards Update 2014-13 (“Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity”—ASC 810 (“Consolidation”)) was issued. This Update permits the parent of the consolidated collateralized financing entity (“CFE”) within the scope of this Update to measure the CFE’s financial assets and liabilities based on either the fair value of the financial assets or financial liabilities, whichever has the more observable inputs. This Update is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2015. Early adoption is permitted as of the beginning of a fiscal year. An entity should apply the amendments in this Update using either a modified retrospective approach or a full retrospective approach. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations or financial position.

In August 2014, Accounting Standards Update 2014-14 (“Classification of Certain Government-Guaranteed Mortgage Loans Upon Foreclosure”—ASC 310-40 (“Receivables—Troubled Debt Restructurings by Creditors”)) was issued. This Update requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. This Update is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2014. An entity should apply the amendments in this Update using either a prospective transition method or a modified retrospective transition method. The transition method must be consistent with that applied by the entity for Accounting Standards Update 2014-04 (“Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure”—ASC 310-40 (“Receivables—Troubled Debt Restructurings by Creditors”)). Early adoption is permitted only if the entity has already adopted Accounting Standards Update 2014-04. The adoption is not expected to have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In August 2014, Accounting Standards Update 2014-15 (“Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”—ASC 205-40 (“Presentation of Financial Statements—Going Concern”)) was issued. This Update requires an entity to perform a going concern assessment by evaluating their ability to meet obligations for a look-forward period of one year from the financial statement issuance date (or date the financial statements are available to be issued). Disclosures are required if it is probable an entity will be unable to meet its obligations within the look-forward period. Incremental substantial doubt disclosure is required if the probability is not mitigated by management’s plans. This Update is effective for the first fiscal years ending after December 15, 2016 and interim periods thereafter. Early adoption is permitted. The Update only relates to certain disclosure requirements and the adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In November 2014, Accounting Standards Update 2014-16 (“Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity”—ASC 815 (“Derivatives and Hedging”)) was issued. This Update requires an issuer or an investor of hybrid financial instruments issued in the form of a share to determine whether the nature of the host contract is more akin to debt or to equity by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. This Update is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. The amendments in this Update should be applied on a modified retrospective basis to all existing hybrid financial instruments in the form of a share as of the beginning of the fiscal year of adoption. Retrospective application is permitted to all relevant prior periods. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations or financial position.

In January 2015, Accounting Standards Update 2015-01 (“Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”—ASC 225-20 (“Income Statement—Extraordinary and Unusual Items”)) was issued. This Update eliminates the concept of extraordinary items from U.S. GAAP, but does not change the current presentation and disclosure requirements for material events or transactions that are unusual in nature or infrequent in occurrence. This Update is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2015. The amendments in this Update should be applied on either a prospective basis or a retrospective basis. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations will depend on future transactions.

In February 2015, Accounting Standards Update 2015-02 (“Amendments to the Consolidation Analysis”—ASC 810 (“Consolidation”)) was issued. This Update requires an entity to change the way to evaluate whether reporting entities should consolidate limited partnerships and similar legal entities, fees paid to a decision maker or service provider are variable interest in a variable interest entity (VIE), and variable interests in a VIE held by related parties of the reporting entity require the reporting entity to consolidate the VIE. Additionally, the amendments in this Update rescind the indefinite deferral of FASB Statement No.167 (“Amendments to FASB Interpretation No.46(R)” (“FIN46R”)), included in Accounting Standard Update 2010-10 (ASC 810 (“Consolidation”)) for certain investment companies and similar entities. This Update is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2015. A reporting entity is permitted to apply the amendments in this Update using either a modified retrospective approach or a full retrospective approach. Early adoption is permitted. If an entity adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations or financial position.

In April 2015, Accounting Standards Update 2015-03 (“Simplifying the Presentation of Debt Issuance Costs”—ASC 835-30 (“Interest—Imputation of Interest”)) was issued. This Update requires that debt issuance costs related to a recognized debt liability are presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to the presentation of debt discounts or premiums. This Update is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2015. Retrospective application is required to all relevant prior periods. Early adoption is permitted for financial statements that have not been previously issued. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations or financial position.

Elimination of a lag period

(ah) Elimination of a lag period

Since its acquisition on February 27, 2014, the Company had been consolidating DAIKYO on a lag basis. In order to reflect DAIKYO’s financial position and results of operations and cash flows in the Company’s consolidated financial statements in a concurrent manner, the Company eliminated the lag period and has aligned the fiscal year end of DAIKYO with the Company’s fiscal year end of March 31 during the year ended March 31, 2015.

Because the elimination of a lag period represents a change in accounting principle, the Company retrospectively adjusted the prior year’s consolidated financial statements for the effects of the lag accounting.

Below are the effects of this change in accounting principle on major line items and earnings per share amounts in the consolidated financial statements for the years ended March 31, 2014 and 2015. The change in accounting principle had no effect on the beginning balance sheet of the Company as of April 1, 2013. The segment information in the Note 32 (“Segment Information”) has been restated giving effect to these changes to conform to DAIKYO’s current fiscal year end.

	Millions of yen
	March 31, 2014	March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Assets:
Cash and Cash Equivalents	¥(9,260)	¥29,234
Investment in Securities	0	26,112
Investment in Affiliates	(1,364)	(10,584)
Trade notes, Accounts and Other Receivable	11,682	5,411
Inventories	(13,827)	(5,430)
Other Assets	12,989	(10,317)
Others	370	2,113

Total Assets	590	36,539

Liabilities:	(681)	31,158

Total Liabilities	(681)	31,158

Equity:	1,271	5,381

Total Equity	1,271	5,381

Total Liabilities and Equity	¥590	¥36,539

	Millions of yen
	Year Ended March 31, 2014	Year Ended March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate	¥30,937	¥10,548
Services income	25,205	27,960
Other	661	1,377

Total revenues	56,803	39,885

Expenses:
Costs of goods and real estate sold	28,883	6,125
Services expense	21,507	23,760
Selling, general and administrative expenses	3,186	3,804
Other	1,157	999

Total expenses	54,733	34,688

Operating Income	2,070	5,197

Income before Income Taxes and Discontinued Operations	¥2,613	¥8,068

	Millions of yen, except for per share amounts
	Year Ended March 31, 2014	Year Ended March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Income from Continuing Operations	¥1,296	¥2,184
Net Income	1,296	2,184
Net Income Attributable to the Noncontrolling Interests	726	1,070
Net Income Attributable to ORIX Corporation Shareholders	570	1,114
Basic EPS	0.45	0.84
Diluted EPS	0.43	0.86

	Millions of yen
	March 31, 2014	March 31, 2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Net cash provided by operating activities	¥7,013	¥30,919
Net cash provided by (used in) investing activities	(13,148)	3,743
Net cash provided by (used in) financing activities	(3,125)	3,832
Cash and Cash Equivalents at Beginning of Year	0	(9,260)
Cash and Cash Equivalents at End of Year	(9,260)	29,234

Reclassifications

(ai) Reclassifications

Certain line items presented in the consolidated balance sheets, the consolidated statements of income and the consolidated statements of cash flows have been changed as follows starting from fiscal 2015. These changes aim to reflect fairly the changing revenues structure of the Company and its subsidiaries on the consolidated financial statements, which has resulted from continued diversification in our business activities and also an increase in the number of consolidated subsidiaries acquired in recent years. Corresponding to these changes, the presented amounts in the consolidated balance sheet as of March 31, 2014 have also been reclassified retrospectively to conform to the presentation as of March 31, 2015, the presented amounts in the consolidated statements of income and the consolidated statements of cash flows for the previous fiscal years have also been reclassified retrospectively to conform to the presentation for fiscal 2015.

(Consolidated Balance Sheets)

•

“Other Operating Assets” has been changed to “Property under Facility Operations.” Along with this change, a part of the assets in the amount of ¥16,911 million as of March 31, 2014 has been reclassified into “Other Assets.”

•	“Trade Notes, Accounts and Other Receivable” previously included in “Other Receivables” has separately been presented.

•

“Time Deposits,” a part of assets in the amount of ¥16,911 million as of March 31, 2014 previously included in “Other Operating Assets,” a part of assets in the amount of ¥62,544 million as of March 31, 2014 previously included in “Other Receivables” and “Prepaid Expenses” have been presented as “Other Assets.”

•	“Trade Notes, Accounts and Other Payable” previously included in “Trade Notes, Accounts Payable and Other Liabilities” has separately been presented.

•

“Accrued Expenses,” “Security Deposits” and a part of liabilities in the amount of ¥166,801 million as of March 31, 2014 previously included in “Trade Notes, Accounts Payable and Other Liabilities” have been presented as “Other Liabilities.”

(Consolidated Statements of Income)

•

“Direct financing leases” and “Interest on loans and investment securities” have been presented as “Finance revenues.” Certain finance-related revenues previously included in “Other operating revenues” in the amount of ¥3,387 million and ¥3,537 million for fiscal 2013 and 2014 have been included in “Finance revenues.”

•	“Brokerage commissions and net gains on investment securities” has been changed to “Gains on investment securities and dividends.”

•	“Gains (losses) on sales of real estate under operating leases” has been reclassified and combined into “Operating leases.”

•

“Real estate sales” and sales of goods included in “Other operating revenues” have been reclassified and combined into “Sales of goods and real estate.” “Costs of real estate sales” and costs of goods sold included in “Other operating expenses” have been reclassified and combined into “Costs of goods and real estate sold.”

•

“Revenues from asset management and servicing” and part of the service-related revenues in the amount of ¥266,936 million and ¥364,023 million for fiscal 2013 and 2014 previously classified under “Other operating revenues” have been reclassified into “Services income.” “Expenses from asset management and servicing” and part of service-related expenses in the amount of ¥159,274 million and ¥224,128 million for fiscal 2013 and 2014 previously classified under “Other operating expenses” have been reclassified into “Services expense.”

•

“Foreign currency transaction loss (gain), net” and revenues and expenses other than service-related previously classified under “Other operating revenues” in the amount of ¥(3,287) million and ¥(23,186) million for fiscal 2013 and 2014 and “Other operating expenses,” in the amount of ¥2,217 million and ¥1,107 million for fiscal 2013 and 2014 as well as part of expenses previously classified under “Selling, general and administrative expenses,” in the amount of ¥(1,450) million and ¥331 million for fiscal 2013 and 2014 have been reclassified and combined into “Other (income) and expense, net.”

(Consolidated Statements of Cash flows)

•

“Gains on sales of real estate under operating lease” and “Gains on sales of operating lease assets other than real estate” have been combined and presented as “Gains on sales of operating lease assets” in cash flows from operating activities.

•

“Decrease (Increase) in trade notes, accounts and other receivable” previously included in “Decrease (Increase) in other receivables” has separately been presented. A part of assets in the amount of ¥13,827 million and ¥10,853 million for fiscal 2013 and 2014 previously included in “Decrease (Increase) in other receivables” has been reclassified into “Other, net” in cash flows from operating activities.

•

“Increase in trade notes, accounts and other payable” previously included in “Increase (Decrease) in trade notes, accounts payable and other liabilities” has separately been presented. A part of liabilities in the amount of ¥7,367 million and ¥20,585 million for fiscal 2013 and 2014 previously included in “Increase in trade notes, accounts and other payable” has been reclassified into “Other, net” in cash flows from operating activities.

•	“Decrease in accrued expenses” has been reclassified into “Other, net” in cash flows from operating activities.

•

“Purchases of other operating assets” has been changed to “Purchases of property under facility operations.” A part of assets in the amount of ¥(4,224) million and ¥(4,355) million for fiscal 2013 and 2014 previously included in “Purchases of other operating assets” has been reclassified into “Other, net” in cash flows from investing activities.

The following table provides information about “Finance revenues” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Direct financing leases	¥54,356	¥57,483	¥61,116
Interest on loans	144,458	118,287	110,390
Interest on investment securities	11,505	12,393	12,391
Other	3,387	3,537	2,986

	¥213,706	¥191,700	¥186,883

The following table provides information about Gains on sales of real estate under operating leases included in “Operating leases” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Gains on sales of real estate under operating leases	¥5,816	¥5,872	¥16,338

The following table provides information about “Sales of goods and real estate” and “Costs of goods and real estate sold” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Sales of goods	¥42,081	¥125,808	¥352,228
Real estate sales	38,804	54,076	98,641

Sales of goods and real estate	¥80,885	¥179,884	¥450,869

Costs of goods sold	¥33,203	¥107,047	¥308,723
Costs of real estate sales	39,430	55,942	93,298

Costs of goods and real estate sold	¥72,633	¥162,989	¥402,021

The following table provides information about “Services income” and “Services expense” for fiscal 2013, 2014 and 2015:

	Millions of yen
	2013	2014	2015
Revenues from asset management and servicing	¥15,265	¥126,492	¥214,372
Revenues from automobile related business	59,659	63,072	70,442
Revenues from facilities management related business	102,298	111,228	115,177
Revenues from environment and energy related business	17,192	49,552	62,286
Revenues from real estate management and contract work	3,057	28,243	171,562
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	42,556	58,892	78,342
Other	42,174	53,036	53,367

Services income	¥282,201	¥490,515	¥765,548

Expenses from asset management and servicing	¥593	¥36,150	¥52,825
Expenses from automobile related business	39,179	39,767	43,163
Expenses from facilities management related business	82,694	93,521	99,582
Expenses from environment and energy related business	13,306	41,712	51,436
Expenses from real estate management and contract work	1,056	22,626	152,447
Other	23,039	26,502	26,223

Services expense	¥159,867	¥260,278	¥425,676